FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Sensitivity Analysis - Base Metals, Energy, Freight, Emissions Right (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable percent (in percent)	10.00%
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in percent)	10.00%	10.00%
Reasonably possible decrease in risk variable percent (in percent)		10.00%
Commodity price risk | Base Metals
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	$ 3	$ (1)
Reasonably possible increase in risk variable, impact on equity	12	18
Reasonably possible decrease in risk variable, impact on income	(3)	1
Reasonably possible decrease in risk variable, impact on equity	(12)	(18)
Commodity price risk | Iron Ore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	(2)
Reasonably possible increase in risk variable, impact on equity	10	4
Reasonably possible decrease in risk variable, impact on income	0	2
Reasonably possible decrease in risk variable, impact on equity	(10)	(4)
Commodity price risk | Freight
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	0
Reasonably possible increase in risk variable, impact on equity	3	3
Reasonably possible decrease in risk variable, impact on income	0	0
Reasonably possible decrease in risk variable, impact on equity	(3)	(3)
Commodity price risk | Emission rights
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	0	(12)
Reasonably possible increase in risk variable, impact on equity	0	0
Reasonably possible decrease in risk variable, impact on income	0	12
Reasonably possible decrease in risk variable, impact on equity	0	0
Commodity price risk | Energy
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on income	(2)	0
Reasonably possible increase in risk variable, impact on equity	23	71
Reasonably possible decrease in risk variable, impact on income	2	0
Reasonably possible decrease in risk variable, impact on equity	$ (23)	$ (71)